Exploration and Evaluation Assets	12 Months Ended
Mar. 31, 2026
Exploration and Evaluation Assets [Abstract]
Exploration and Evaluation Assets
6.	Exploration and Evaluation Assets

Exploration and evaluation assets deferred to the statements of financial position at March 31, 2026 and 2025 are as follows:

	March 31, 2025	Additions	Transfer of property	Write-off	March 31, 2026
Abitibi Lithium	$1,767,000	$-	$-	$(927,310)	$839,690
Augustus Lithium	593,290	-	-	-	593,290
Canadian Lithium	228,881	-	-	-	228,881
Electron Lithium	650,405	-	-	(123,172)	527,233
Lac Coulombre	-	140,000	-	-	140,000
McNeely Lithium	820,000	-	-	-	820,000
Pontax West Lithium	37,500	-	(37,500)	-	-
Ridgeway Clark County	-	60,220	-	-	60,220
Rose East Lithium	975,000	75,000	-	-	1,050,000
Rose West Lithium	884,000	-	-	-	884,000
	$5,956,076	$275,220	$(37,500)	$(1,050,482)	$5,143,314

	March 31,				March 31,
	2024	Additions		Write-off	2025
Abitibi Lithium	$1,767,000	$-		$-	$1,767,000
Augustus Lithium	593,290	-		-	593,290
Canadian Lithium	228,881	-		-	228,881
Cosgrave Lithium	104,750	-		(104,750)	-
Electron Lithium	650,405	-		-	650,405
Kokanee Creek	932,125	-		(932,125)	-
McNeely Lithium	820,000	-		-	820,000
Pontax West Lithium	-	37,500		-	37,500
Rose East Lithium	975,000	-		-	975,000
Rose West Lithium	884,000	-		-	884,000
	$6,955,451	$37,500		$(1,036,875)	$5,956,076

(a)	Abitibi Lithium Property

On March 12, 2021, the Company entered into a purchase agreement to acquire a 100% interest in the Abitibi Lithium property (the “Abitibi Agreement”). The Abitibi Lithium property is comprised of 114 mineral claims covering approximately 5,800 hectares located in the Abitibi area of western Quebec.

Under the terms of the Abitibi Agreement, the Company acquired a 100% interest in the Abitibi Lithium property by issuing 1,078,947 common shares of the Company and by paying $250,000 on April 20, 2021. The Abitibi Lithium Property is subject to a 3% Net Smelter Returns (“NSR”) royalty, which the Company will have the option to reduce the NSR by 1.0% to 2.0% by paying $1,000,000.

During the year ended March 31, 2026, the Company recorded an impairment of $927,310 in connection with the claims lapsed during the year.

(b)	Augustus Lithium Property

On January 18, 2021, the Company entered into an option agreement to acquire a 100% interest in the Augustus Lithium property (the “Augustus Agreement”). The Augustus Lithium property is comprised of 21 mineral claims covering approximately 900 hectares located in the Abitibi area of western Quebec.

On October 29, 2022, the Company entered into amended option agreement allowing the Company to accelerate its option to acquire a 100% interest in the Augustus Lithium property. As consideration for the amendment, the Company issued an additional 350,000 common shares. As of November 7, 2022, the Company completed the required option payments, common share issuances and exploration expenditures to acquire its 100% interest of the Augustus Lithium property.

The Augustus Lithium Property is subject to a 2% NSR royalty. The Company will have the option to reduce the NSR by 1.0% to 1.0% by paying $1,000,000.

(c)	Canadian Lithium Property

On February 3, 2021, the Company entered into an option agreement to acquire a 100% interest in the Canadian Lithium property (the “Canadian Lithium Agreement”). The Canadian Lithium property is comprised of 12 mineral claims covering approximately 700 hectares located in the Landrienne Township area of Quebec.

On February 3, 2023, the Company had completed the required option payments of $60,000 and issuance of 230,263 common shares to acquire a 100% interest of the Canadian Lithium Property.

The Canadian Lithium Property is subject to a 2% NSR royalty. The Company will have the option to reduce the NSR by 1.0% to 1.0% by paying $1,000,000.

(d)	Cosgrave Lithium Property

On August 24, 2023, the Company entered into a purchase agreement to acquire a 100% interest in the Cosgrave Lithium property (the “Cosgrave Agreement”). The Cosgrave Lithium property is comprised of 198 mineral claims covering approximately 3,728 hectares located in the Ear Falls, Ontario.

Pursuant to the terms of the Cosgrave Agreement, the Company acquired a 100% interest in the Cosgrave Lithium property by issuing 175,000 common shares of the Company and by making the option payment of $22,500 as of March 31, 2024.

During the year ended March 31, 2025, the Company decided it would not be pursuing any further exploration work on the Cosgrave Lithium property, allowed the claims to lapse and wrote-off all deferred costs incurred to date.

(e)	Electron Lithium Property

On March 2, 2022, the Company entered into a purchase agreement to acquire a 100% interest in the Electron Lithium property (the “Electron Agreement”). The Electron Lithium property is comprised of 351 mineral claims covering approximately 18,000 hectares of prospective land around the Augustus Lithium Property in western Quebec.

On November 8, 2022, the Company completed the required option payments and share issuances to acquire a 100% interest in the Electron Lithium property.

The Electron Lithium property is subject to a 3% Gross Metal Royalty (“GMR”), which the Company will have the option to reduce the GMR by 1.0% to 2.0% by paying $1,000,000.

On November 14, 2022, the Company entered into a joint venture agreement (the “Infini Joint Venture Agreement”) with Infini Resources Pty Ltd. (“Infini Resources”) whereby Infini Resources may earn a 100% interest in certain mineral claims comprising the Electron Lithium Property.

Pursuant to the Infini Joint Venture Agreement, Infini Resources made a non-refundable payment of AUD$50,000 (CAD$44,088) and has elected to earn an initial 50% interest by making an initial cash payment of AUD$550,000 (CAD$486,837). Upon exercising the option, a joint venture will also be formed between Linear Minerals and Infini Resources to further advance the project. The Infini Joint Venture Agreement may be terminated in certain circumstances, including by Linear Minerals if certain milestones are not met in accordance with the agreement.

As at March 31, 2026, the Company holds interest in 351 mineral claims (131 mineral claims under joint venture agreement) covering approximately 18,000 hectares of land.

During the year ended March 31, 2026, the Company recorded an impairment of $123,172 in connection with claims that lapsed during the year.

(f)	Falcon Lake Property

On January 3, 2022, the Company entered into an option agreement to acquire a 100% interest in the Falcon Lake property (the “Falcon Lake Agreement”). The Falcon Lake property is comprised of 48 mineral claims covering approximately 1,000 hectares located in the Thunder Bay Mining Division, Ontario.

On September 30, 2022, the Company entered into an amended option agreement which amended certain cash payments, share issuances and exploration expenditures due dates and requirements of the Option Agreement.

On October 21, 2022, the Company completed the required option payments and share issuances to acquire a 100% interest in the Falcon Lake property.

On January 27, 2023, the Company executed a joint venture agreement (the “Battery Age Minerals Joint Venture Agreement”) with Battery Age Minerals Limited (“Battery Age Minerals”) whereby Battery Age Minerals may earn a 100% interest in the Falcon Lake Property. Pursuant to the Battery Age Minerals Joint Venture Agreement, Battery Age Minerals made a non-refundable payment of AUD$50,000 (CAD$45,359) and elected to earn a 65% interest by completing the initial option payment consisting of a cash payment of AUD$100,000 (CAD$93,999) and issuing the Company 1,375,000 of Battery Age Mineral shares valued at $513,975. Battery Age Minerals earned a further 25% interest, for an aggregate 90% interest, by issuing a further 750,000 shares of Battery Age Minerals valued at $290,295 and by making a cash payment of AUD$50,000 (CAD$46,175). Battery Age Minerals may acquire the remaining 10% interest, for a 100% beneficial interest by making a further payment equal to the lower of the price determined by independent valuation or AUD$2 million. Upon Battery Age Minerals earning a 90% interest, a joint venture was deemed to have been formed between Linear Minerals and Battery Age Minerals to further advance the project.

(g)	Kipawa West Property

On December 9, 2025, the Company entered into an option agreement to acquire a 100% interest in the Kipawa West rare- earth property(the “Kipawa West Agreement”). The Kipawa West property is comprised of 53 mining claims covering an approximate area of 3,000 hectares located in Abitibi-Temiscamingue, Quebec.

Under the terms of the Kipawa West Agreement, the Company has the option to acquire a 100% interest in the property by completing the following share issuance and exploration expenditures:

Due Dates	Issuance of Linear Minerals common shares	Exploration expenditures ($)
On signing (not yet issued)	1,000,000	-
December 9, 2026	1,500,000	250,000
December 9, 2027	2,000,000	500,000
December 9, 2028	-	500,000

The Kipawa West Property is subject to a 2% GMR royalty payable to the Optionor. The Company will have the option to reduce the GMR from 2.0% to 1.0% by paying $1,000,000.

(h)	Kokanee Creek Property

During the year ended March 31, 2025, the Company decided it would not be pursuing any further exploration work on the Kokanee Creek property, allowed the claims to lapse and wrote-off all deferred costs incurred to date.

(i)	Lac Coulombre Property

On November 5, 2024, the Company entered into an option agreement to acquire a 100% interest in the Lac Coulombre Property. The property consists of 89 mining claims covering approximately 5,000 hectares area on land located about 100 kilometres south of Quebec City, Quebec.

On November 3, 2025, the Company entered into an amended option agreement (the “Lac Coulombre Property Amended Agreement”) which amended the due dates for certain share issuances and exploration expenditure requirements of the option agreement.

Pursuant to the terms of the Lac Coulombre Amended Agreement, the Company acquired a 100% interest in the property by making a cash payment of $5,000 and issued 2,250,000 common shares.

The Lac Coulombre property has a 1.5% NSR payable to the optionor of which the Company will have the option to buy- out of 0.5% by paying $1,000,000.

During the year ended March 31, 2026, the Company issued 2,250,000 common shares and completed the option payment pursuant to the property agreement to acquire 100% interest in the property (Note 9(b)).

(j)	Lac Marion Uranium Property

On June 10, 2024, the Company entered into an option agreement to acquire a 100% interest in the Lac Marion Uranium Property. The property consists of 47 mining claims covering approximately 2,760 hectares area in two claim blocks on land located about 40 kilometres northeast of Mont Laurier in Quebec.

On October 30, 2025, the Company entered into an amended option agreement (the “Lac Marion Uranium Property Amended Agreement”) which amended the due dates for certain share issuances and exploration expenditure requirements of the option agreement.

Under the terms of the Lac Marion Amended Agreement, the Company has the option to acquire a 100% interest in the property by completing the share issuance of 1,200,000 common shares (not issued).

The Lac Marion property has a 1.5% GMR payable to the optionor of which the Company will have the option to buy-out of 0.5% by paying $1,000,000.

(k)	McNeely Lithium Property

Pursuant to the McNeely Lithium Property purchase agreement entered on June 7, 2021, the Company acquired a 100% interest in the McNeely Lithium Property, by issuing 526,316 common shares and paying $250,000. The McNeely Lithium Property is located in Quebec and consists of 65 claims covering approximately 2,300 hectares. The McNeely Lithium Property is subject to a 3.0% GMR. Certain of the claims are subject to a pre-existing 1.0% NSR. The Company will have the option to purchase the NSR by paying $200,000 to the NSR holder.

(l)	Pontax West Lithium Property

On October 13, 2023, the Company entered into an option agreement to acquire a 100% interest in the Pontax West Lithium Property (the “Pontax Lithium Agreement”). The property consists of 72 mining claims covering over 3,800 hectares in the James Bay lithium region of northern Quebec.

On September 13, 2024, the Company entered into an amended option agreement (the “Pontax West Lithium Amended Agreement”) which amended the due dates for certain share issuances and exploration expenditure requirements of the option agreement. Under the terms of the Pontax West Lithium Amended Agreement, the Company acquired a 100% interest in the property by completing the share issuance of 2,500,000 on May 7, 2025 with a fair value $37,500. The share issuance had been accrued at March 31, 2025. The Pontax West Lithium property has a 1.5% GMR payable to the Optionor of which the Company will have the option to reduce the GMR to 1.0% by paying $1,000,000 for one-half of one percent.

On August 1, 2025, the Company signed a plan of arrangement agreement (the “Agreement”) to spin out its Pontax West lithium property located in the province of Quebec to Westlinear. Under the terms of the arrangement, the Company’s shareholders will be issued one share of Westlinear with respect to every 10 shares of the Company owned on the share distribution record date. On October 23, 2025, the shareholders of the Company approved by special resolution the Agreement to spin out the Company’s Pontax West lithium property to Westlinear. With the completion of the Arrangement occurring on November 28, 2025, following receipt of regulatory approval, Linear transferred the Pontax West Lithium property to Westlinear (Note 1).

(m)	Ridgeway Clark County

The Company staked 67 mineral property claims located in the Clark County, Washington, U.S at a cost of $60,220.

(n)	Rose East Lithium Property

On March 4, 2023, the Company entered into an option agreement to acquire a 100% interest in the Rose East Lithium Property (“Rose East Lithium”). The Rose East Lithium property consists of 59 mining claims covering approximately 3,100 hectares in northern Quebec.

On November 3, 2025, the Company entered into an amended option agreement (the “Rose East Lithium Property Amended Agreement”) which amended the due dates and amounts for certain share issuances requirements of the option agreement.

Under the terms of the Rose East Lithium Amended Agreement, the Company has the option to acquire a 100% interest in the property by completing the share issuance of 1,250,000 common shares. On February 3, 2026, the Company issued the required shares to complete its acquisition of a 100% interest in the Rose East Lithium property (Note 9(b)).

The Rose East Lithium property has a 1.5% GMR payable to the Optionor of which the Company will have the option to reduce the GMR to 1.0% by paying $1,000,000 for 0.5%.

(o)	Rose West Lithium Property

On November 25, 2022, the Company entered into an option agreement to acquire a 100% interest in the Rose West Property. The Rose West Lithium property is located in the James Bay region of northern Quebec and consists of 32 mining claims covering approximately 1,700 hectares within townships.

On December 9, 2022, the Company entered into amended option agreement to which the Company could acquire a 100% interest in the property by issuing 1,300,000 shares and granted the Company a 1% GMR. On April 5, 2023, the Company issued the required shares to acquire a 100% interest in the Rose West Lithium property (Note 9(b)).

The Rose West Lithium property has a 1% GMR payable to the optionor upon the commencement of commercial production.

Exploration and evaluation expenditures recorded in the statements of loss and comprehensive loss for the year ended March 31, 2026, 2025 and 2024 are as follows:

Year ended March 31, 2026	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2026
Quebec
Augustus Lithium	$13,309	$495,490	$75,845	$88,450	$54,241	$-	$727,335
Kipawa West	-	-	-	79,000	-	-	79,000
Lac Coulombre	-	-	-	80,000	-	-	80,000
Lac Marion	-	-	-	75,000	-	-	75,000
Total	$13,309	$495,490	$75,845	$322,450	$54,241	$-	$961,335

Year ended March 31, 2025	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total Mavrch 31, 2025
Quebec
Augustus Lithium	$57,169	$338,643	$231,666	$142,236	$178,650	$6,973	$955,337
Pontax West Lithium	-	-	-	30,000	-	-	30,000
Rose East Lithium	-	-	-	25,000	-	-	25,000
Rose West Lithium	-	-	-	25,000	-	-	25,000
General Exploration	-	-	95,765	92,449	64,650	-	252,864
Total	$57,169	$338,643	$327,431	$314,685	$243,300	$6,973	$1,288,201

Year ended March 31, 2024	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2024
Ontario
Trix Lithium	$-	$-	$45,000	$65,050	$-	$-	$110,050
Quebec
Augustus Lithium	98,566	907,763	366,970	228,700	506,769	13,087	2,121,855
Pontax West Lithium	-	-	-	181,000	-	-	181,000
Rose West Lithium	-	-	-	72,600	-	-	72,600
Rose East Lithium	-	-	-	88,200	-	-	88,200
General Exploration	-	-	-	-	9,700	-	9,700
Total	$98,566	$907,763	$411,970	$635,550	$516,469	$13,087	$2,583,405